Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Revenues		$ 1,971,679	$ 2,602,281	$ 4,777,573
Revenues generated from third parties		1,938,058	2,263,155	3,892,583
Revenue generated from related parties		33,621	339,126	884,990
Cost of revenues		(1,545,408)	(1,350,638)	(1,938,023)
Gross profit		426,271	1,251,643	2,839,550
Operating expenses:
Selling and marketing		(387,452)	(924,538)	(1,587,333)
General and administrative		(5,646,328)	(5,516,778)	(3,449,293)
Total operating expenses		(6,033,780)	(6,441,316)	(5,036,626)
Operating loss		(5,607,509)	(5,189,673)	(2,197,076)
Other income (expenses):
Interest income (expense), net		(476,776)	(36,695)	(1,615,440)
Other income (expenses), net		149,513	(181,581)	871,650
Total other expenses, net		(327,263)	(218,276)	(743,790)
Loss before income taxes		(5,934,772)	(5,407,949)	(2,940,866)
Income tax provision (recovery)			(328,146)	192,683
Net loss		(5,934,772)	(5,736,095)	(2,748,183)
Other comprehensive income (loss):
Foreign currency translation (loss) gain		(1,153,713)	428,356	1,118,446
Comprehensive loss		$ (7,088,485)	$ (5,307,739)	$ (1,629,737)
Loss per ordinary share
Basic and diluted (in Dollars per share)		$ (0.889)	$ (5.517)	$ (3.819)
Weighted average number of ordinary shares outstanding
Basic and diluted (in Shares)	[1]	6,674,327	1,039,766	719,549

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022.